Fair Value Measurement - Level 3 fair value measurements (Details) - Share-based compensation R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018
Net operating revenue growth rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Basis points of reasonably possible increase in unobservable input	200.00%
Basis points of reasonably possible decrease in unobservable input	(200.00%)
Increase in fair value measurement due to change in multiple unobservable inputs, liabilities	R$ 586
Derease in fair value measurement due to change in multiple unobservable inputs, liabilities	R$ 519
Net operating revenue growth rate | Weighted average
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Unobservable inputs used in fair value measurement of liabilities	22.5	20.3	14.1
Pre-tax discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Basis points of reasonably possible increase in unobservable input		200.00%
Basis points of reasonably possible decrease in unobservable input		(200.00%)
Increase in fair value measurement due to change in multiple unobservable inputs, liabilities		R$ 291
Derease in fair value measurement due to change in multiple unobservable inputs, liabilities		R$ 874
Pre-tax discount rate | Weighted average
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Unobservable inputs used in fair value measurement of liabilities	11.4	13.5	16.9